LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2018 CNY (¥)
Equity investments
Equity investments measured at fair value		¥ 28,200
Unrealized gains (upward adjustments)		18,800
Initial cost basis		23,485	¥ 28,802
Cumulative unrealized upward adjustments		18,753
Cumulative impairment charges		(15,215)	(5,635)
Cumulative foreign currency translation adjustments		1,143	318
Total carrying value at end of the year		28,166	23,485
Debt investment
Carrying amount of held-to-maturity debt investments					¥ 120,000
Interest income		1,500
Loan receivable recorded at amortized cost		157,900
Impairment charges for long-terms investments	$ 2,213	¥ 15,215	¥ 932	¥ 5,635